Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2016
Vessels Net [Abstract]
Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net
6.	Vessels, Net / Vessels Held for Sale

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2015	$457,244,533	$(88,211,560)	$369,032,973
Depreciation	-	(16,687,357)	(16,687,357)
Disposals	(165,075,995)	21,991,963	(143,084,032)
Transfer to Vessels Held for Sale	(147,153,000)	64,287,231	(82,865,769)
Impairment loss	(71,087,353)	18,619,723	(52,467,630)
Balance December 31, 2015	73,928,185	-	73,928,185
Disposals	(73,928,185)	-	(73,928,185)
Balance December 31, 2016	$-	$-	$-

In connection with the settlement agreement with Bank of Ireland dated January 7, 2016, discussed in Note 7, on December 1, 2015 the Company entered into a memorandum of agreement for the sale of the M/V Kind Seas to an unrelated third party. The M/V Kind Seas was delivered to her new owners in January 2016.

In connection with the settlement agreement with Nordea Bank Finland Plc dated March 9, 2016 discussed in Note 7, on March 17, 2016, the Company entered into memoranda of agreement, for the sale of the remaining six vessels of its operating fleet, the M/V Coral Seas, the M/V Golden Seas, the M/V Prosperous Seas, the M/V Priceless Seas, the M/V Proud Seas and the M/V Precious Seas, to an unrelated third party. The vessels were delivered to their new owners in March, April and May 2016.